Income from operations - Text Details (Detail) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Income from operations [Line Items]
Income from government grants	€ 104	€ 98	€ 87
Income from subleasing right-of-use assets	293	€ 325	307
Transaction price allocated to remaining performance obligations	14,305
Percentage of remaining performance obligations within 1 year		50.00%
Employee benefits expense	6,246	€ 6,289	6,097
Change in Fair value on contingent consideration	(78)	(93)
Gain (loss) recognized as a result of remeasuring to fair value equity interest in associate upon loss of significant influence	€ 33
Other environment related provision [member] | EPD Solutions Ltd [Member]
Income from operations [Line Items]
Change in fair value of contingent consideration	67,000,000
Provisions for contingent considerations [Member] | EPD Solutions Ltd [Member]
Income from operations [Line Items]
Change in Fair value on contingent consideration	€ 67	101
Provisions for contingent considerations [Member] | EPD Solutions Ltd [Member] | Forecasts revision [Member]
Income from operations [Line Items]
Change in fair value of contingent consideration	41,000,000
Change in Fair value on contingent consideration	€ 41
Provisions for contingent considerations [Member] | EPD Solutions Ltd [Member] | Milestone [member]
Income from operations [Line Items]
Change in fair value of contingent consideration	26,000,000
Change in Fair value on contingent consideration	€ 26
Share-based compensation expenses [Member]
Income from operations [Line Items]
Employee benefits expense	€ 115	€ 119	€ 103
Not later than one year [member]
Income from operations [Line Items]
Explanation of when entity expects to recognise transaction price allocated to remaining performance obligations as revenue		1 year
Later than one year [member]
Income from operations [Line Items]
Explanation of when entity expects to recognise transaction price allocated to remaining performance obligations as revenue		1 year